Exchange Act-Forms

                                  FORM 13F-HR


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                                    FORM 13F


                UNITED STATES SECURITIES AND EXCHANGE COMMISSION

                              Washington, DC 20549

                               Form 13F COVER PAGE

             Report for the Calendar Year or Quarter Ended: 06/30/2001
            Check here if Amendment [ ]; Amendment Number: __________

                        This Amendment (Check only one.):
                           [ ]     is a restatement.
                           [ ]     adds new holdings entries.


Name: Fifth MDV Partners, L.L.C.
Addess: 2775 Sand Hill Road, Suite 240, Menlo Park, Ca 94025

Form 13F File Number:  028-06265

                      The  institutional  investment  manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:


Name:  Moez R. Virani

Title:  Attorney-in-Fact

Phone:  650-854-7236

Signature, Place, and Date of Signing:

/s/ Moez R. Virani
--------------------------------------------------------------------------------
[Signature]

Menlo Park, CA
--------------------------------------------------------------------------------
[City, State]

August 6, 2001
--------------------------------------------------------------------------------
[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

                              Form 13F Summary Page

                                 Report Summary:

Number of Other Included Managers:                          None
                                                      -----------

Form 13F Information Table Entry Total:                        4
                                                      -----------

Form 13F Information Table Value Total:                 $193,491
                                                      -----------
                                                      (thousands)

List of Other Included Managers:                            None
NONE

                                                   FORM 13F INFORMATION TABLE

                                                                                                               Voting Authority
                             Title of                      Value       Shares/  Sh/ Put/ Invstmt  Other    -------------------------
      Name of Issuer         Class       CUSIP           (x$1000)      PrnAmt   Prn Call Dscretn Managers     Sole     Shared   None
---------------------------- --------    ---------      ---------    ---------  --- ---- ----------------  -------------------------
Broadcom Corporation          Common     111320107          2,137       49,973   SH        Sole                49,973    0       0
Numerical Technologies, Inc.  Common     67053T101         16,288      775,620   SH        Sole               775,620    0       0
ONI Systems Corp.             Common     68273F103        168,429    6,036,884   SH        Sole             6,036,884    0       0
Onvia.com, Inc.               Common     68338T106          6,637    9,481,910   SH        Sole             9,481,910    0       0

                                         Total Value      193,491